Shareholders' Equity - Summary of Ordinary Shares, and Deferred Shares Issued (Details) - shares	Sep. 30, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Ordinary shares	35,814,255	35,854,945
Total ordinary and deferred shares	35,922,081	304,011,678
ORDINARY £0.00001 PAR VALUE
Class Of Stock [Line Items]
Ordinary shares	35,814,255	35,854,945
DEFERRED SHARES £0.00001 PAR VALUE
Class Of Stock [Line Items]
Deferred shares	107,825	144,517,898
DEFERRED SHARES £0.001 PAR VALUE
Class Of Stock [Line Items]
Deferred shares		123,638,835
DEFERRED SHARES £100,000 PAR VALUE
Class Of Stock [Line Items]
Deferred shares	1